Note 25 - Post-employment and other employee benefit commitments. Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Spain
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	1.28%	1.24%	1.50%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	0.00%	1.50%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	PERM/F 2000P	PERM/F 2000P	PERM/F 2000P
Mexico [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	10.45%	9.48%	9.95%
Actuarial Assumption Of Expected Rates Of Salary Increases	4.75%	4.75%	4.75%
Actuarial Assumption Of Expected Rates Of Pension Increases	2.51%	2.13%	2.13%
Actuarial Assumption Of Medical Cost Trend Rates	7.00%	7.00%	6.75%
Mortality Table	EMSSA09	EMSSA09	EMSSA97 (adjustment EMSSA09)
United States [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	4.23%	3.57%	4.04%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	0.00%	3.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	RP 2014	RP 2014	RP 2014
Turkey [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	16.30%	11.60%	11.50%
Actuarial Assumption Of Expected Rates Of Salary Increases	14.00%	9.90%	9.30%
Actuarial Assumption Of Expected Rates Of Pension Increases	12.50%	8.40%	7.80%
Actuarial Assumption Of Medical Cost Trend Rates	16.70%	12.60%	10.92%
Mortality Table	CSO2001	CSO2001	CSO2001